                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  November 1, 2003 through October 31, 2004

                        Item 1. Reports to Stockholders

                              CALAMOS CONVERTIBLE
                         OPPORTUNITIES AND INCOME FUND

                         ANNUAL REPORT OCTOBER 31, 2004

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
PRESIDENT PHOTO
--------------------------------------------------------------------------------

Dear Shareholder:

       We are proud to bring you the 2004 annual report for the CALAMOS Convertible Opportunities and Income Fund (CHI) covering the fiscal year ended October 31, 2004.
       For those of you who are new to CHI or to Calamos Investments this year, we welcome you as an investor. For those of you who have included CHI in your portfolio for an extended period, we thank you for your continued confidence in our investment products. In CHI, as in all of our funds, we strive to maintain an appropriate balance between risk and reward that seeks to provide you with outstanding long-term performance.
       CHI seeks total return through a combination of capital appreciation and current income by investing in convertible securities and non-convertible fixed income securities. We have continued to focus on a selection of names that have the potential to appreciate due to credit-quality upgrades, or ongoing merger and acquisition activity. Believing that the economy is in the middle part of the economic cycle, the portfolio is focused on companies that we believe can grow steadily. We are generally avoiding the lowest quality bonds in favor of higher-rated securities, and steering clear of interest-rate sensitive convertibles, preferring those with more equity-like characteristics. To help offset some of the effects of raising short-term interest rates on the Fund's yield, the Fund has continued to maintain interest rate swap positions in connection with its leverage.
       Moreover, the Fund paid a consistent dividend throughout the fiscal year. Remember that you can use these distributions to your advantage by reinvesting them through the Fund's dividend reinvestment plan, and accumulate additional shares of the Fund. Through this plan, when the Fund's market price is at a discount to NAV, your distributions are used to purchase shares at this lower price, and even when the Fund is at premium to its NAV, your dividends automatically purchase shares at NAV or 95% of the market price, whichever is greater.
       At Calamos Investments, we remain committed to helping you achieve your long-term financial goals. Thank you for choosing the CALAMOS Convertible Opportunities and Income Fund.

                                                    Sincerely,

                                                    /s/ John P. Calamos

                                                    John P. Calamos, Sr.
                                                    Chairman,
                                                    Chief Executive Officer and
                                                    Chief Investment Officer



                        Strategies for Serious Money (R)                       1

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

                                  PERFORMANCE

                                NAV/MARKET PRICE
                       INCEPTION THROUGH OCTOBER 31, 2004

[LINE GRAPH]

                                                                    Average Annual Total Return(+)
                                                                    -------------------------------
                                                                       1               SINCE
                                                                     YEAR            INCEPTION
                                                                    -------------------------------
    Common Shares -- Inception 6/26/02

    On Market Price                                                 17.69%             26.42%

    On NAV                                                          12.65%             22.06%
    -----------------------------------------------------------------------------------------------

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. You can purchase or sell common shares daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Due to ongoing market volatility, performance is subject to substantial short-term fluctuations.

   + Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gains distributions.



 2                      Strategies for Serious Money (R)

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[BAR GRAPH]

Consumer Discretionary                                                           31.8
Energy                                                                           11.3
Information Technology                                                           11.3
Materials                                                                        11.0
Consumer Staples                                                                 10.6
Industrials                                                                       7.5
Financials                                                                        6.3
Health Care                                                                       3.8
Utilities                                                                         3.7
Telecommunication Services                                                        2.7

Sector allocations are based on total investments (excluding security lending collateral and short-term investments) and may vary over time.

                             FUND ASSET ALLOCATION
[PIE CHART]

Corporate bonds                                                                  56.3
Convertible securities                                                           39.7
Short-term investments                                                              4



                        Strategies for Serious Money (R)                       3

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CORPORATE BONDS (81.9%)
                    CONSUMER DISCRETIONARY (27.1%)
$  6,118,000        Aztar Corp.(c)
                    7.875%, 06/15/14               $    6,668,620
  10,067,000        Beazer Homes USA, Inc.
                    8.375%, 04/15/12                   11,149,203
   5,653,000        Blockbuster, Inc.(a)(c)
                    9.000%, 09/01/12                    5,822,590
   3,098,000        Cadmus Communications
                    Corp.(c)
                    8.375%, 06/15/14                    3,361,330
     774,000        CanWest Media, Inc.
                    7.625%, 04/15/13                      845,595
   3,098,000        Charter Communications,
                    Inc.(c)
                    9.625%, 11/15/09                    2,524,870
   3,872,000        DEX Media, Inc.(c)
                    8.000%, 11/15/13                    4,162,400
   4,259,000        DIRECTV Financing Company,
                    Inc.(c)
                    8.375%, 03/15/13                    4,876,555
   6,172,000 GBP    EMI Group, PLC
                    9.750%, 05/20/08                   12,225,076
   6,195,000        General Motors Corp.
                    8.250%, 07/15/23                    6,468,893
   1,549,000        Global Cash Access, LLC
                    8.750%, 03/15/12                    1,688,410
   3,098,000        Hasbro, Inc.
                    6.600%, 07/15/28                    3,067,020
   6,176,000        Hovnanian Enterprises,
                    Inc.(c)
                    7.750%, 05/15/13                    6,700,960
   3,098,000        IMAX Corp.(a)(c)
                    9.625%, 12/01/10                    3,159,960
   3,872,000        Interpublic Group of
                    Companies, Inc.(c)
                    7.250%, 08/15/11                    4,268,408
   2,323,000        Intrawest Corp.(a)
                    7.500%, 10/15/13                    2,497,225
  10,841,000        Isle of Capri Casinos,
                    Inc.(c)
                    9.000%, 03/15/12                   12,196,125
   1,789,000        Jarden Corp.
                    9.750%, 05/01/12                    1,950,010
   3,311,000        Kellwood Company
                    7.625%, 10/15/17                    3,670,052
   7,047,000        La Quinta Corp.(c)
                    8.875%, 03/15/11                    7,998,345
  13,552,000        Mandalay Resort Group
                    10.250%, 08/01/07                  15,517,040
   3,872,000        NCL Holding, ASA(a)
                    10.625%, 07/15/14                   4,046,240
   3,485,000        Oxford Industries, Inc.
                    8.875%, 06/01/11                    3,781,225
   3,872,000        Phillips-Van Heusen Corp.
                    8.125%, 05/01/13                    4,220,480
   1,549,000        Reader's Digest Association,
                    Inc.(c)
                    6.500%, 03/01/11                    1,614,833

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  2,207,000        RH Donnelley Financial
                    Corp.(a)
                    10.875%, 12/15/12              $    2,709,093
  10,145,000        Royal Caribbean Cruises,
                    Ltd.(c)
                    8.750%, 02/02/11                   12,123,275
  12,003,000        Russell Corp.
                    9.250%, 05/01/10                   12,963,240
  11,384,000        Saks, Inc.(c)
                    8.250%, 11/15/08                   12,522,400
   7,744,000        Spanish Broadcasting Systems,
                    Inc.
                    9.625%, 11/01/09                    8,160,239
   3,795,000        Stoneridge, Inc.
                    11.500%, 05/01/12                   4,364,249
   6,195,000        Time Warner
                    7.625%, 04/15/31                    7,362,770
   9,835,000        Vail Resorts, Inc.(c)
                    6.750%, 02/15/14                   10,154,638
                    Warner Music Group(a)
   5,421,000        7.375%, 04/15/14(c)                 5,597,183
     774,000 GBP    8.125%, 04/15/14                    1,453,495
   6,582,000        WCI Communities, Inc.
                    7.875%, 10/01/13                    7,042,740
                                                   --------------
                                                      218,934,787
                                                   --------------
                    CONSUMER STAPLES (9.1%)
   1,549,000        Central Garden & Pet Company
                    9.125%, 02/01/13                    1,727,135
   3,872,000        Chattem, Inc.(c)
                    7.000%, 03/01/14                    3,997,840
   3,369,000        Chiquita Brands
                    International, Inc.(a)
                    7.500%, 11/01/14                    3,470,070
   4,801,000        Del Monte Foods Company
                    8.625%, 12/15/12                    5,437,133
   4,646,000        DIMON, Inc.
                    7.750%, 06/01/13                    4,646,000
                    Dole Food Company, Inc.
   6,970,000        7.250%, 06/15/10(c)                 7,335,925
   3,098,000        8.625%, 05/01/09                    3,446,525
   9,293,000        Jean Coutu Group, Inc.(a)(c)
                    8.500%, 08/01/14                    9,525,325
     774,000        Pilgrims Pride Corp.
                    9.250%, 11/15/13                      866,880
   4,646,000        Pinnacle Foods Holding(a)(c)
                    8.250%, 12/01/13                    4,413,700
   4,337,000        Playtex Products, Inc.
                    8.000%, 03/01/11                    4,759,858
   8,518,000        Rayovac Corp.(c)
                    8.500%, 10/01/13                    9,391,094
                    Revlon Consumer Products
                    Corp.
   1,549,000        7.860%, 01/11/05                    1,578,044
     774,000        8.240%, 04/11/05                      788,513
     774,000        8.030%, 01/11/05                      788,513

 4             See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  7,744,000        Smithfield Foods, Inc.
                    7.750%, 05/15/13               $    8,595,840
   2,323,000        United Agri Products, Inc.(a)
                    8.250%, 12/15/11                    2,520,454
                                                   --------------
                                                       73,288,849
                                                   --------------
                    ENERGY (11.8%)
   6,582,000        Chesapeake Energy Corp.
                    6.875%, 01/15/16                    7,075,650
   5,034,000        Comstock Resources, Inc.
                    6.875%, 03/01/12                    5,235,360
                    Forest Oil Corp.
   2,323,000        8.000%, 12/15/11(c)                 2,659,835
   1,549,000        8.000%, 06/15/08                    1,727,135
   9,060,000        General Maritime Corp.(c)
                    10.000%, 03/15/13                  10,475,625
   4,540,000        Giant Industries, Inc.(c)
                    11.000%, 05/15/12                   5,368,550
   3,562,000        KCS Energy, Inc.(c)
                    7.125%, 04/01/12                    3,740,099
   4,259,000        Newfield Exploration
                    Company(c)
                    8.375%, 08/15/12                    4,844,613
   4,155,000        Overseas Shipholding Group,
                    Inc.
                    7.500%, 02/15/24                    4,238,100
   4,646,000        Paramount Resources, Ltd.
                    7.875%, 11/01/10                    5,133,830
   8,751,000        Petroleo Brasileiro, SA(c)
                    8.375%, 12/10/18                    8,838,510
   3,872,000        Plains All American Pipeline,
                    L.P.
                    7.750%, 10/15/12                    4,596,649
                    Premcor Refining Group
                    Inc.(c)
   4,956,000        9.500%, 02/01/13                    5,872,860
   2,110,000        7.500%, 06/15/15                    2,321,000
   2,323,000        Range Resources Corp.(c)
                    7.375%, 07/15/13                    2,497,225
   5,421,000        Swift Energy Company
                    9.375%, 05/01/12                    6,152,835
   4,116,000        Tesoro Petroleum Corp.(c)
                    9.625%, 04/01/12                    4,826,010
                    Williams Company, Inc.
   7,744,000        7.750%, 06/15/31                    8,073,120
   1,549,000        7.500%, 01/15/31                    1,595,470
                                                   --------------
                                                       95,272,476
                                                   --------------
                    FINANCIALS (2.8%)
   2,323,000        GATX Corp.(c)
                    8.875%, 06/01/09                    2,700,369
   5,808,000        Leucadia National Corp.(c)
                    7.000%, 08/15/13                    5,953,200
   8,518,000        LNR Property Corp.
                    7.250%, 10/15/13                    9,412,390
   1,316,000        Omega Healthcare Investors,
                    Inc.(c)
                    7.000%, 04/01/14                    1,355,480

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  3,020,000        Senior Housing Properties
                    Trust
                    7.875%, 04/15/15               $    3,337,099
                                                   --------------
                                                       22,758,538
                                                   --------------
                    HEALTH CARE (3.8%)
   1,742,000        Alpharma, Inc.(a)
                    8.625%, 05/01/11                    1,820,390
   3,175,000        Ameripath, Inc.(c)
                    10.500%, 04/01/13                   3,127,375
   6,544,000        Bausch & Lomb, Inc.
                    7.125%, 08/01/28                    7,030,016
   2,323,000        Beverly Enterprises, Inc.(a)
                    7.875%, 06/15/14                    2,500,129
   3,098,000        MedCath Corp.(a)
                    9.875%, 07/15/12                    3,338,094
   5,034,000        Quintiles Transnational Corp.
                    10.000%, 10/01/13                   5,512,230
   2,323,000        Valeant Pharmaceuticals
                    International(c)
                    7.000%, 12/15/11                    2,381,074
   5,034,000        Vanguard Health Systems,
                    Inc.(a)
                    9.000%, 10/01/14                    5,285,700
                                                   --------------
                                                       30,995,008
                                                   --------------
                    INDUSTRIALS (6.7%)
     774,000 EUR    AGCO Corp.
                    6.875%, 04/15/14                      994,295
   1,936,000        Armor Holdings, Inc.
                    8.250%, 08/15/13                    2,139,280
   5,034,000        General Cable Corp.(c)
                    9.500%, 11/15/10                    5,713,590
   4,646,000        Hutchison Whampoa, Ltd.(a)(c)
                    6.250%, 01/24/14                    4,833,963
   2,323,000        Jacuzzi Brands, Inc.
                    9.625%, 07/01/10                    2,624,990
                    JLG Industries, Inc.(c)
   3,485,000        8.250%, 05/01/08                    3,746,375
     774,000        8.375%, 06/15/12                      816,570
   4,956,000        Laidlaw Global Securities,
                    Inc.
                    10.750%, 06/15/11                   5,724,179
   9,680,000 EUR    Legrand Holding, SA
                    11.000%, 02/15/13                  14,866,736
   2,633,000        Monitronics International,
                    Inc.(a)
                    11.750%, 09/01/10                   2,886,425
     856,000        Orbital Sciences Corp.
                    9.000%, 07/15/11                      967,280
   1,549,000        Shaw Group, Inc.(c)
                    10.750%, 03/15/10                   1,661,303
   6,970,000        Terex Corp.
                    7.375%, 01/15/14                    7,492,749
                                                   --------------
                                                       54,467,735
                                                   --------------
                    INFORMATION TECHNOLOGY (7.1%)
   5,034,000        Advanced Micro Devices,
                    Inc.(a)
                    7.750%, 11/01/12                    5,071,755
   6,970,000        Avnet, Inc.(c)
                    9.750%, 02/15/08                    8,015,500

               See accompanying Notes to Schedule of Investments.              5

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  3,098,000        Celestica, Inc.
                    7.875%, 07/01/11               $    3,330,350
   1,162,000        Communications & Power
                    Industries Holdings Corp.
                    8.000%, 02/01/12                    1,225,910
   3,872,000        Flextronics International,
                    Ltd.(c)
                    6.500%, 05/15/13                    4,084,960
   3,872,000        Freescale Semiconductor,
                    Inc.(a)(c)
                    7.125%, 07/15/14                    4,123,680
                    Iron Mountain, Inc.
   3,098,000 GBP    7.250%, 04/15/14(a)                 5,462,999
   1,549,000        6.625%, 01/01/16                    1,549,000
   8,092,000        Sanmina-Sci Corp.(c)
                    10.375%, 01/15/10                   9,528,329
   1,549,000        Stratus Technologies, Inc.
                    10.375%, 12/01/08                   1,324,395
                    Xerox Corp.
   7,357,000        8.000%, 02/01/27                    7,393,785
   5,421,000        7.625%, 06/15/13(c)                 5,990,205
                                                   --------------
                                                       57,100,868
                                                   --------------
                    MATERIALS (11.9%)
   4,646,000        Arch Western Finance, LLC
                    6.750%, 07/01/13                    4,959,605
   6,970,000        Buckeye Technologies, Inc.
                    8.500%, 10/01/13                    7,736,700
   3,872,000        Equistar Chemicals, LP(c)
                    10.625%, 05/01/11                   4,491,520
   6,637,000        Freeport-McMoRan Copper &
                    Gold, Inc.(c)
                    10.125%, 02/01/10                   7,483,218
  13,165,000        Georgia-Pacific Corp.(c)
                    8.125%, 05/15/11                   15,435,963
   4,646,000        Graham Packaging Holdings
                    Company(a)(c)
                    9.875%, 10/15/14                    4,947,990
   1,859,000        IMCO Recycling, Inc.
                    10.375%, 10/15/10                   2,082,080
   5,773,000        IPSCO, Inc.
                    8.750%, 06/01/13                    6,696,680
   4,259,000        Ispat Inland ULC(c)
                    9.750%, 04/01/14                    5,195,980
   6,970,000        Polyone Corp.(c)
                    10.625%, 05/15/10                   7,771,550
   3,485,000        Pope & Talbot, Inc.
                    8.375%, 06/01/13                    3,676,675
   6,195,000        Sealed Air Corp.(a)
                    6.875%, 07/15/33                    6,651,324
                    Steel Dynamics, Inc.
   2,323,000        9.500%, 03/15/09(c)                 2,581,434
   1,549,000        9.500%, 03/15/09                    1,721,326
   6,544,000        Texas Industries, Inc.
                    10.250%, 06/15/11                   7,558,320

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                    Union Carbide Corp.(c)
$  3,098,000        7.500%, 06/01/25               $    3,113,489
   2,401,000        7.875%, 04/01/23                    2,461,025
   1,549,000        6.700%, 04/01/09                    1,618,704
                                                   --------------
                                                       96,183,583
                                                   --------------
                    TELECOMMUNICATION SERVICES (1.3%)
   1,549,000        IPCS, Escrow Company(a)(c)
                    11.500%, 05/01/12                   1,696,155
   7,744,000        Nextel Communications, Inc.
                    7.375%, 08/01/15                    8,634,560
                                                   --------------
                                                       10,330,715
                                                   --------------
                    UTILITIES (0.3%)
   2,323,000        NRG Energy, Inc.(a)(c)
                    8.000%, 12/15/13                    2,569,818
                                                   --------------
                    TOTAL CORPORATE BONDS
                    (Cost $610,217,606)               661,902,377
                                                   ==============
CONVERTIBLE BONDS (8.5%)
                    CONSUMER DISCRETIONARY (4.4%)
  30,000,000        Royal Caribbean Cruises, Ltd.
                    0.000%, 02/02/21                   16,837,500
   5,625,000        General Motors Corp.
                    5.2500% 03/06/32(f)                 5,244,750
  13,500,000        Standard Motor Products, Inc.
                    6.750%, 07/15/09                   13,179,375
                                                   --------------
                                                       35,261,625
                                                   --------------
                    INFORMATION TECHNOLOGY (4.1%)
   5,500,000        Advanced Micro Devices,
                    Inc.(c)(e)
                    4.750%, 02/01/22                    5,665,000
   6,500,000        ASML Holding, NV
                    5.750%, 10/15/06                    7,257,250
  12,000,000        Corning, Inc.
                    4.875%, 03/01/08                   12,480,000
   7,562,000        Richardson Electronics, Ltd.
                    8.250%, 06/15/06                    7,590,358
                                                   --------------
                                                       32,992,608
                                                   --------------
                    TOTAL CONVERTIBLE BONDS
                    (Cost $57,758,269)                 68,254,233
                                                   ==============
SYNTHETIC CONVERTIBLE SECURITIES (28.1)%
                    CORPORATE BONDS (23.9)%
                    CONSUMER DISCRETIONARY (7.9%)
   1,782,000        Aztar Corp.(c)
                    7.875%, 06/15/14                    1,942,380
   2,933,000        Beazer Homes USA, Inc.
                    8.375%, 04/15/12                    3,248,297
   1,647,000        Blockbuster, Inc.(a)(c)
                    9.000%, 09/01/12                    1,696,410
     902,000        Cadmus Communications
                    Corp.(c)
                    8.375%, 06/15/14                      978,670
     226,000        CanWest Media, Inc.
                    7.625%, 04/15/13                      246,905

 6             See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    902,000        Charter Communications,
                    Inc.(c)
                    9.625%, 11/15/09               $      735,130
   1,128,000        DEX Media, Inc.(c)
                    8.000%, 11/15/13                    1,212,600
   1,241,000        DIRECTV Financing Company,
                    Inc.(c)
                    8.375%, 03/15/13                    1,420,945
   1,798,000 GBP    EMI Group, PLC
                    9.750%, 05/20/08                    3,561,356
   1,805,000        General Motors Corp.
                    8.250%, 07/15/23                    1,884,803
     451,000        Global Cash Access, LLC
                    8.750%, 03/15/12                      491,590
     902,000        Hasbro, Inc.
                    6.600%, 07/15/28                      892,980
   1,799,000        Hovnanian Enterprises,
                    Inc.(c)
                    7.750%, 05/15/13                    1,951,915
     902,000        IMAX Corp.(a)(c)
                    9.625%, 12/01/10                      920,040
   1,128,000        Interpublic Group of
                    Companies, Inc.(c)
                    7.250%, 08/15/11                    1,243,482
     677,000        Intrawest Corp.(a)
                    7.500%, 10/15/13                      727,775
   3,159,000        Isle of Capri Casinos,
                    Inc.(c)
                    9.000%, 03/15/12                    3,553,875
     521,000        Jarden Corp.
                    9.750%, 05/01/12                      567,890
     964,000        Kellwood Company
                    7.625%, 10/15/17                    1,068,538
   2,053,000        La Quinta Corp.(c)
                    8.875%, 03/15/11                    2,330,155
   3,948,000        Mandalay Resort Group
                    10.250%, 08/01/07                   4,520,460
   1,128,000        NCL Holding, ASA(a)
                    10.625%, 07/15/14                   1,178,760
   1,015,000        Oxford Industries, Inc.
                    8.875%, 06/01/11                    1,101,275
   1,128,000        Phillips-Van Heusen Corp.
                    8.125%, 05/01/13                    1,229,520
     451,000        Reader's Digest Association,
                    Inc.(c)
                    6.500%, 03/01/11                      470,167
     643,000        RH Donnelley Financial
                    Corp.(a)
                    10.875%, 12/15/12                     789,282
   2,955,000        Royal Caribbean Cruises,
                    Ltd.(c)
                    8.750%, 02/02/11                    3,531,225
   3,497,000        Russell Corp.
                    9.250%, 05/01/10                    3,776,760
   3,316,000        Saks, Inc.(c)
                    8.250%, 11/15/08                    3,647,600
   2,256,000        Spanish Broadcasting Systems,
                    Inc.
                    9.625%, 11/01/09                    2,377,261
   1,105,000        Stoneridge, Inc.
                    11.500%, 05/01/12                   1,270,751

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  6,195,000        Time Warner
                    7.625%, 04/15/31               $    2,145,246
   2,865,000        Vail Resorts, Inc.(c)
                    6.750%, 02/15/14                    2,958,112
                    Warner Music Group(a)
   1,579,000        7.375%, 04/15/14(c)                 1,630,317
     226,000 GBP    8.125%, 04/15/14                      424,406
   1,918,000        WCI Communities, Inc.
                    7.875%, 10/01/13                    2,052,260
                                                   --------------
                                                       63,779,138
                                                   --------------
                    CONSUMER STAPLES (2.6%)
     451,000        Central Garden & Pet Company
                    9.125%, 02/01/13                      502,865
   1,128,000        Chattem, Inc.(c)
                    7.000%, 03/01/14                    1,164,660
     981,000        Chiquita Brands
                    International, Inc.(a)
                    7.500%, 11/01/14                    1,010,430
   1,399,000        Del Monte Foods Company
                    8.625%, 12/15/12                    1,584,367
   1,354,000        DIMON, Inc.
                    7.750%, 06/01/13                    1,354,000
                    Dole Food Company, Inc.
   2,030,000        7.250%, 06/15/10(c)                 2,136,575
     902,000        8.625%, 05/01/09                    1,003,475
   2,707,000        Jean Coutu Group, Inc.(a)(c)
                    8.500%, 08/01/14                    2,774,675
     226,000        Pilgrims Pride Corp.
                    9.250%, 11/15/13                      253,120
   1,354,000        Pinnacle Foods Holding(a)(c)
                    8.250%, 12/01/13                    1,286,300
   1,263,000        Playtex Products, Inc.
                    8.000%, 03/01/11                    1,386,142
   2,482,000        Rayovac Corp.(c)
                    8.500%, 10/01/13                    2,736,406
                    Revlon Consumer Products
                    Corp.
     451,000        7.860%, 01/11/05                      459,456
     226,000        8.240%, 04/11/05                      230,237
     226,000        8.030%, 01/11/05                      230,237
   2,256,000        Smithfield Foods, Inc.
                    7.750%, 05/15/13                    2,504,160
     677,000        United Agri Products, Inc.(a)
                    8.250%, 12/15/11                      734,546
                                                   --------------
                                                       21,351,651
                                                   --------------
                    ENERGY (3.4%)
   1,918,000        Chesapeake Energy Corp.
                    6.875%, 01/15/16                    2,061,850
   1,466,000        Comstock Resources, Inc.
                    6.875%, 03/01/12                    1,524,640
                    Forest Oil Corp.
     677,000        8.000%, 12/15/11(c)                   775,165
     451,000        8.000%, 06/15/08                      502,865
   2,640,000        General Maritime Corp.(c)
                    10.000%, 03/15/13                   3,052,500

               See accompanying Notes to Schedule of Investments.              7

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  1,323,000        Giant Industries, Inc.(c)
                    11.000%, 05/15/12              $    1,564,448
   1,038,000        KCS Energy, Inc.(c)
                    7.125%, 04/01/12                    1,089,901
   1,241,000        Newfield Exploration
                    Company(c)
                    8.375%, 08/15/12                    1,411,637
   1,210,000        Overseas Shipholding Group,
                    Inc.
                    7.500%, 02/15/24                    1,234,200
   1,354,000        Paramount Resources, Ltd.
                    7.875%, 11/01/10                    1,496,170
   2,549,000        Petroleo Brasileiro, SA(c)
                    8.375%, 12/10/18                    2,574,490
   1,128,000        Plains All American Pipeline,
                    L.P.
                    7.750%, 10/15/12                    1,339,106
                    Premcor Refining Group
                    Inc.(c)
   1,444,000        9.500%, 02/01/13                    1,711,140
     615,000        7.500%, 06/15/15                      676,500
     677,000        Range Resources Corp.(c)
                    7.375%, 07/15/13                      727,775
   1,579,000        Swift Energy Company
                    9.375%, 05/01/12                    1,792,165
   1,199,000        Tesoro Petroleum Corp.(c)
                    9.625%, 04/01/12                    1,405,827
                    Williams Company, Inc.
   2,256,000        7.750%, 06/15/31                    2,351,880
     451,000        7.500%, 01/15/31                      464,530
                                                   --------------
                                                       27,756,789
                                                   --------------
                    FINANCIALS (0.8%)
     677,000        GATX Corp.(c)
                    8.875%, 06/01/09                      786,978
   1,692,000        Leucadia National Corp.(c)
                    7.000%, 08/15/13                    1,734,300
   2,482,000        LNR Property Corp.
                    7.250%, 10/15/13                    2,742,610
     384,000        Omega Healthcare Investors,
                    Inc.(c)
                    7.000%, 04/01/14                      395,520
     880,000        Senior Housing Properties
                    Trust
                    7.875%, 04/15/15                      972,401
                                                   --------------
                                                        6,631,809
                                                   --------------
                    HEALTH CARE (1.1%)
     508,000        Alpharma, Inc.(a)
                    8.625%, 05/01/11                      530,860
     925,000        Ameripath, Inc.(c)
                    10.500%, 04/01/13                     911,125
   1,906,000        Bausch & Lomb, Inc.
                    7.125%, 08/01/28                    2,047,557
     677,000        Beverly Enterprises, Inc.(a)
                    7.875%, 06/15/14                      728,621
     902,000        MedCath Corp.(a)
                    9.875%, 07/15/12                      971,906
   1,466,000        Quintiles Transnational Corp.
                    10.000%, 10/01/13                   1,605,270

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    677,000        Valeant Pharmaceuticals
                    International(c)
                    7.000%, 12/15/11               $      693,926
   1,466,000        Vanguard Health Systems,
                    Inc.(a)
                    9.000%, 10/01/14                    1,539,300
                                                   --------------
                                                        9,028,565
                                                   --------------
                    INDUSTRIALS (2.0%)
     226,000 EUR    AGCO Corp.
                    6.875%, 04/15/14                      290,324
     564,000        Armor Holdings, Inc
                    8.250%, 08/15/13                      623,220
   1,466,000        General Cable Corp.(c)
                    9.500%, 11/15/10                    1,663,910
   1,354,000        Hutchison Whampoa, Ltd.(a)(c)
                    6.250%, 01/24/14                    1,408,779
     677,000        Jacuzzi Brands, Inc.
                    9.625%, 07/01/10                      765,010
                    JLG Industries, Inc.(c)
   1,015,000        8.250%, 05/01/08                    1,091,125
     226,000        8.375%, 06/15/12                      238,430
   1,444,000        Laidlaw Global Securities,
                    Inc.
                    10.750%, 06/15/11                   1,667,821
   9,680,000 EUR    Legrand Holding, SA
                    11.000%, 02/15/13                   4,331,013
     767,000        Monitronics International,
                    Inc.(a)
                    11.750%, 09/01/10                     840,825
     249,000        Orbital Sciences Corp.
                    9.000%, 07/15/11                      281,370
     451,000        Shaw Group, Inc.(c)
                    10.750%, 03/15/10                     483,697
   2,030,000        Terex Corp.
                    7.375%, 01/15/14                    2,182,251
                                                   --------------
                                                       15,867,775
                                                   --------------
                    INFORMATION TECHNOLOGY (2.1%)
   1,466,000        Advanced Micro Devices,
                    Inc.(a)
                    7.750%, 11/01/12                    1,476,995
   2,030,000        Avnet, Inc.(c)
                    9.750%, 02/15/08                    2,334,500
     902,000        Celestica, Inc.
                    7.875%, 07/01/11                      969,650
     338,000        Communications & Power
                    Industries Holdings Corp.
                    8.000%, 02/01/12                      356,590
   1,128,000        Flextronics International,
                    Ltd.(c)
                    6.500%, 05/15/13                    1,190,040
   1,128,000        Freescale Semiconductor,
                    Inc.(a)(c)
                    7.125%, 07/15/14                    1,201,320
                    Iron Mountain, Inc
     902,000 GBP    7.250%, 04/15/14(a)                 1,590,583
     451,000        6.625%, 01/01/16                      451,000
   2,358,000        Sanmina-Sci Corp.(c)
                    10.375%, 01/15/10                   2,776,546

 8             See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    451,000        Stratus Technologies, Inc.
                    10.375%, 12/01/08              $      385,605
                    Xerox Corp.
   2,143,000        8.000%, 02/01/27                    2,153,715
   1,579,000        7.625%, 06/15/13(c)                 1,744,795
                                                   --------------
                                                       16,631,339
                                                   --------------
                    MATERIALS (3.5%)
   1,354,000        Arch Western Finance, LLC
                    6.750%, 07/01/13                    1,445,395
   2,030,000        Buckeye Technologies, Inc.
                    8.500%, 10/01/13                    2,253,300
   1,128,000        Equistar Chemicals, LP(c)
                    10.625%, 05/01/11                   1,308,480
   1,933,000        Freeport-McMoRan Copper &
                    Gold, Inc.(c)
                    10.125%, 02/01/10                   2,179,457
   3,835,000        Georgia-Pacific Corp.(c)
                    8.125%, 05/15/11                    4,496,537
   1,354,000        Graham Packaging Holdings
                    Company(a)(c)
                    9.875%, 10/15/14                    1,442,010
     541,000        IMCO Recycling, Inc.
                    10.375%, 10/15/10                     605,920
   1,682,000        IPSCO, Inc.
                    8.750%, 06/01/13                    1,951,120
   1,241,000        Ispat Inland ULC(c)
                    9.750%, 04/01/14                    1,514,020
   2,030,000        Polyone Corp.(c)
                    10.625%, 05/15/10                   2,263,450
   1,015,000        Pope & Talbot, Inc.
                    8.375%, 06/01/13                    1,070,825
   1,805,000        Sealed Air Corp.(a)
                    6.875%, 07/15/33                    1,937,956
                    Steel Dynamics, Inc.
     677,000        9.500%, 03/15/09(c)                   752,316
     451,000        9.500%, 03/15/09                      501,174
   1,906,000        Texas Industries, Inc.
                    10.250%, 06/15/11                   2,201,430
                    Union Carbide Corp.(c)
     902,000        7.500%, 06/01/25                      906,511
     699,000        7.875%, 04/01/23                      716,475
     451,000        6.700%, 04/01/09                      471,296
                                                   --------------
                                                       28,017,672
                                                   --------------
                    TELECOMMUNICATION SERVICES (0.4%)
     451,000        IPCS, Escrow Company(a)(c)
                    11.500%, 05/01/12                     493,845
   2,256,000        Nextel Communications, Inc.
                    7.375%, 08/01/15                    2,515,440
                                                   --------------
                                                        3,009,285
                                                   --------------
                    UTILITIES (0.1%)
     677,000        NRG Energy, Inc.(a)(c)
                    8.000%, 12/15/13                      748,932
                                                   --------------
                    TOTAL BONDS                    $  192,822,955
                                                   --------------

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                    OPTIONS (4.2%)
                    CONSUMER DISCRETIONARY (2.0%)
       2,000        Carnival Corp.(b)
                    Call, 01/21/06, Strike $45.00  $    1,760,000
         750        eBay, Inc.(b)
                    Call, 01/20/07, Strike $85.00       2,171,250
       2,650        Home Depot, Inc.(b)
                    Call, 01/20/07, Strike $40.00       1,855,000
       1,700        International Game
                    Technology(b)
                    Call, 01/21/07, Strike $35.00         977,500
       1,300        J.C. Penney Company, Inc.(b)
                    Call, 01/21/06, Strike $40.00         325,000
       3,800        Metro-Goldwyn-Mayer, Inc.(b)
                    Call, 01/21/06, Strike $9.50          997,500
       1,400        Nike, Inc.(b)
                    Call, 01/20/07, Strike $80.00       1,834,000
       1,500        Nordstrom, Inc.(b)
                    Call, 01/21/06, Strike $40.00       1,200,000
       2,560        Starbucks Corp.(b)
                    Call, 01/21/06, Strike $45.00       3,020,800
       2,250        Yum! Brands, Inc.(b)
                    Call, 01/20/07, Strike $40.00       1,980,000
                                                   --------------
                                                       16,121,050
                                                   --------------
                    CONSUMER STAPLES (0.3%)
       1,400        Avon Products, Inc.(b)
                    Call, 01/20/07, Strike $45.00         532,000
       1,300        Constellation Brands, Inc.(b)
                    Call, 01/20/07, Strike $35.00       1,280,500
       1,800        Sara Lee Corp.(b)
                    Call, 01/20/07, Strike $22.50         486,000
                                                   --------------
                                                        2,298,500
                                                   --------------
                    ENERGY (0.5%)
       2,300        Apache Corp.(b)
                    Call, 01/21/06, Strike $45.00       2,185,000
       2,400        Transocean, Inc.(b)
                    Call, 01/21/06, Strike $30.00       2,100,000
                                                   --------------
                                                        4,285,000
                                                   --------------
                    HEALTH CARE (0.4%)
       1,400        Bausch & Lomb, Inc.(b)
                    Call, 01/21/06, Strike $60.00       1,127,000
       1,500        Guidant Corp.(b)
                    Call, 01/21/06, Strike $70.00       1,080,000
         500        UnitedHealth Group, Inc.(b)
                    Call, 01/20/07, Strike $70.00         707,500
                                                   --------------
                                                        2,914,500
                                                   --------------

               See accompanying Notes to Schedule of Investments.              9

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                    INDUSTRIALS (0.1%)
       1,950        American Standard Companies,
                    Inc.(b)
                    Call, 01/21/06, Strike $36.63  $      838,500
                                                   --------------
                    INFORMATION TECHNOLOGY (0.9%)
       1,400        Apple Computer, Inc.(b)
                    Call, 01/20/07, Strike $35.00       3,157,000
         450        Electronics Arts, Inc.(b)
                    Call, 01/20/07, Strike $50.00         315,000
       4,200        Motorola, Inc.(b)
                    Call, 01/21/06, Strike $20.00         693,000
       4,400        Nokia OYJ(b)
                    Call, 01/20/07, Strike $15.00       1,364,000
       1,800        Qualcomm, Inc.(b)
                    Call, 01/20/07, Strike $37.50       2,043,000
                                                   --------------
                                                        7,572,000
                                                   --------------
                    TOTAL OPTIONS                      34,029,550
                                                   --------------
                    TOTAL SYNTHETIC CONVERTIBLE
                    SECURITIES
                    (Cost $205,517,461)               226,852,505
                                                   ==============

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (21.3%)
                    CONSUMER DISCRETIONARY (3.2%)
     511,000        Ford Motor Company Capital
                    Trust II
                    6.500%                             25,544,890
                                                   --------------
                    CONSUMER STAPLES (2.9%)
     935,500        Albertson's, Inc.
                    7.250%                             22,957,170
                                                   --------------
                    FINANCIALS (5.2%)
     135,500        Capital One Financial
                    Corp.(c)
                    6.250%                              7,139,495
     465,000        Lehman Brothers Holdings,
                    Inc.
                    6.250%                             11,657,550
     650,000        National Australia Bank, Ltd.
                    7.875%                             23,270,000
                                                   --------------
                                                       42,067,045
                                                   --------------
                    INDUSTRIALS (1.7%)
     179,000        Cummins, Inc.
                    7.000%                             13,738,250
                                                   --------------
                    INFORMATION TECHNOLOGY (1.6%)
     235,000        Pioneer-Standard Financial
                    Trust
                    6.750%                             13,042,500
                                                   --------------
                    TELECOMMUNICATION SERVICES (2.1%)
     340,000        ALLTEL Corp.
                    7.750%                             17,238,000
                                                   --------------

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                    UTILITIES (4.7%)
     410,000        AES Corp. Trust III
                    6.750%                         $   18,245,000
     350,000        CenterPoint Energy, Inc.
                    (AOL Time Warner)
                    2.000%                             11,968,600
     140,000        TXU Corp.
                    8.125%                              7,736,400
                                                   --------------
                                                       37,950,000
                                                   --------------
                    TOTAL CONVERTIBLE PREFERRED
                    STOCK
                    (Cost $148,438,874)               172,537,855
                                                   ==============

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (5.8%)
$ 46,775,000       Exxon Mobil Corporation
                   Commercial Paper
                   1.650%, 11/01/04                    46,775,000
                                                   --------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $46,775,000)                  46,775,000
                                                   ==============

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (27.1%)
 219,477,373       Bank of New York Institutional
                   Cash Reserve Fund(d)
                   current rate 1.865%                219,477,373
                                                   --------------
                   TOTAL INVESTMENT OF CASH
                   COLLATERAL FOR SECURITIES ON
                   LOAN
                   (Cost $219,477,373)                219,477,373
                                                   --------------

TOTAL INVESTMENTS (172.7%)
(Cost $1,288,184,583)                               1,395,799,343
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-25.2%)              (203,499,041)

PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
DIVIDENDS PAYABLE (-47.5%)
                                                     (384,021,816)
                                                   --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
(100.0%)                                           $  808,278,486
                                                   ==============

 10            See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

NOTE TO SCHEDULE OF INVESTMENTS

Note: Market Values for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must be generally effected through a sale that is exempt from registration (e.g., a sale to another QIB), or the security must be registered for public sale. At October 31, 2004, the market value of 144A securities that can not currently be exchanged to the registered form is $120,990,255 or 15.0% of net assets applicable to common shareholders of the Fund.
(b) Non-income producing security.
(c) Security, or portion of security, is on loan.
(d) Security is purchased with the cash collateral from securities loaned.
(e) Variable rate security. Coupon changes periodically. Stated rate in effect at October 31, 2004.
(f) Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

FOREIGN CURRENCY ABBREVIATIONS
EUR: European Monetary Unit
GBP: Great Britain Pound

                See accompanying Notes to Financial Statements.               11

                      STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2004

------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $1,288,184,583)                    $1,395,799,343
Cash with custodian (interest bearing)                              15,058,766
Restricted cash for open options (interest bearing)                    150,000
Foreign currency (cost $4,557,238)                                   4,542,273
Accrued interest and dividends receivable                           20,402,789
Receivable for investments sold                                     15,363,979
Net unrealized appreciation on interest rate swaps                   3,242,716
Prepaid expenses                                                        62,258
Net unrealized appreciation on foreign currency contracts               23,600
Other assets                                                            26,267
                                                                --------------
   Total assets                                                  1,454,671,991
                                                                --------------
LIABILITIES
Payable upon return of securities loaned                           219,477,373
Payable for investments purchased                                   42,166,372
Payable to investment advisor                                          550,964
Payable for deferred compensation to Trustees                           26,267
Other accounts payable and accrued liabilities                         150,713
                                                                --------------
   Total liabilities                                               262,371,689
                                                                --------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 15,360
  shares, including dividends payable                              384,021,816
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  808,278,486
                                                                ==============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized,
  44,833,669 shares issued and outstanding                      $  642,822,029
Undistributed net investment income (loss)                           5,251,131
Accumulated net realized gain (loss) on investments, foreign
  currency transactions and interest rate swaps                     49,394,028
Unrealized appreciation (depreciation) of investments,
  foreign currency transactions and interest rate swaps            110,811,298
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  808,278,486
                                                                ==============
Net asset value per common share based on 44,833,669 shares
  issued and outstanding                                        $        18.03
                                                                ==============

* Includes $215,013,508 of securities loaned.

 12             See accompanying Notes to Financial Statements.

                            STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2004

----------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                        $ 79,718,934
Dividends                                                         11,091,591
Securities lending income                                            713,196
                                                                ------------
   Total investment income                                        91,523,721
                                                                ------------
EXPENSES
Investment advisory fees                                           9,350,919
Auction agent and rating agency fees                               1,003,723
Printing and mailing fees                                            189,765
Custodian fees                                                        84,782
Audit and legal fees                                                  80,619
Registration fees                                                     45,149
Transfer agent fees                                                   29,024
Trustees' fees                                                        16,675
Other                                                                 67,511
                                                                ------------
   Total expenses                                                 10,868,167
                                                                ------------
   Less expenses waived                                           (2,922,162)
                                                                ------------
   Net expenses                                                    7,946,005
                                                                ------------
NET INVESTMENT INCOME (LOSS)                                      83,577,716
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FOREIGN CURRENCY AND INTEREST RATE SWAPS
Net realized gain (loss) from:
  Investments                                                     53,760,803
  Foreign currency transactions                                       69,072
  Interest rate swaps                                             (5,324,286)
Change in net unrealized appreciation/depreciation on:
  Investments                                                    (23,169,662)
  Foreign currency translations                                      (91,546)
  Interest rate swaps                                             (1,880,869)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FOREIGN CURRENCY AND INTEREST RATE SWAPS                        23,363,512
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     106,941,228
                                                                ------------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                             (4,964,502)
Capital gains                                                       (162,833)
                                                                ------------
                                                                  (5,127,335)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS RESULTING FROM OPERATIONS                        $101,813,893
                                                                ============

                See accompanying Notes to Financial Statements.               13

                              STATEMENT OF CHANGES
                                 IN NET ASSETS

                                                                  FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                      $ 83,577,716        $ 77,268,986*
Net realized gain (loss) on investments, foreign currency
  transactions and interest rate swaps                              48,505,589          22,646,333*
Change in net unrealized appreciation/depreciation on
  investments, foreign currency translations and interest
  rate swaps                                                       (25,142,077)        167,276,243
Dividends to preferred shareholders from
  Net investment income                                             (4,964,502)         (2,763,180)
  Capital gains                                                       (162,833)                 --
                                                                  ------------        ------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                           101,813,893         264,428,382
                                                                  ------------        ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                              (79,941,663)        (71,360,002)
Capital gains                                                      (19,991,745)                 --
                                                                  ------------        ------------
Net decrease in net assets from dividends to common
  shareholders                                                     (99,933,408)        (71,360,002)
                                                                  ------------        ------------
CAPITAL STOCK TRANSACTIONS
Offering costs on preferred shares                                  (2,000,548)            (92,968)
Reinvestment of dividends resulting in the issuance of
  common stock                                                      17,635,038          10,895,006
                                                                  ------------        ------------
Net increase (decrease) in net assets from capital stock
  transactions                                                      15,634,490          10,802,038
                                                                  ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS                                                      17,514,975         203,870,418
                                                                  ------------        ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period                                                790,763,511         586,893,093
End of period                                                     $808,278,486        $790,763,511
                                                                  ============        ============
Undistributed net investment income (loss)                        $  5,251,131        $  7,467,521

* Interest rate swap payments were reclassed from net investment income (loss) to realized net gain (loss).

 14             See accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on June 28, 2002.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund currently seeks to achieve its investment objective by investing primarily in convertible securities while opportunistically blending in high-yield securities.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures or guidelines approved by the Board of Trustees or a committee approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, in the opinion of the valuation committee or pursuant to Board of Trustees' guidelines, may be significantly affected by events occurring after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or published prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee approved by the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the spot market rate of exchange at the date of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

                         NOTES TO FINANCIAL STATEMENTS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. For the year ended October 31, 2004, the Fund did not write any options.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES
Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.25% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through June 30, 2007) and to waive a declining amount for an additional three years (0.18% of the average weekly managed assets in 2008, 0.11% in 2009, and 0.04% in 2010).

Effective November 1, 2004, Calamos Advisors has received a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets (for purposes of this calculation combined assets means the managed assets of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund); 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services. Financial accounting services include, but are not limited to, the following: manage expenses and expense payment processing; monitor the calculation of expense accrual amounts; calculate, track, and report tax adjustments on all assets and monitoring trustee deferred compensation plan accruals

                         NOTES TO FINANCIAL STATEMENTS

and valuations. The Funds will pay their pro rata share of the financial accounting service fee payable to Calamos Advisors based on relative assets of each Fund.

During the period of this report, Calamos Advisors paid Princeton Administrators, L.P., the Fund's Administrator during the period, a monthly fee at an annual rate of 0.125% of the Fund's average weekly managed assets, subject to a monthly minimum fee of $12,500. As of November 1, 2004, State Street Bank & Trust Company ("SSB&T") will act as the Fund Accounting Agent/Administrator of the Fund. The Fund will pay SSB&T a fee payable monthly at the annual rate of 0.0175% on the first $1.5 billion of the combined assets of the Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund; 0.0150% of the next $1.5 billion of combined assets (combined assets in excess of $1.5 billion to $3 billion), 0.0125% of the next $1.5 billion of combined assets (combined assets in excess of $3 billion to $4.5 billion), 0.0100% of the next $1.5 billion of combined assets (combined assets in excess of $4.5 billion to $6 billion), 0.0075% of the next $1.5 billion of combined assets (combined assets in excess of $6 billion to $7.5 billion) and 0.00375% of combined assets in excess of $7.5 billion.

Certain officers and trustees of the Fund are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund. The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $26,267 are included in "Other Assets" on the Statement of Assets and Liabilities at October 31, 2004. The Fund's obligation to make payment under the Plan is a general obligation of the Fund.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligation for the year ended October 31, 2004 were as follows:

Purchases                                                    $738,797,363
Proceeds from sales                                           601,526,635

The following information is presented on an income tax basis as of October 31, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for tax purposes at October 31, 2004 was as follows:

Cost basis of investments                                       $1,291,250,845
Gross unrealized appreciation                                      110,283,721
Gross unrealized depreciation                                      (5,735,223)
                                                                --------------
Net unrealized appreciation (depreciation)                      $  104,548,498
                                                                ==============

NOTE 4 - INCOME TAXES
No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

                         NOTES TO FINANCIAL STATEMENTS

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. Financial records are not adjusted for temporary differences.

For the year ended October 31, 2004, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                 $      (4)
Undistributed net investment income (loss)                       (887,941)
Accumulated net realized gain (loss) on investments, foreign
  currency transactions, and interest rate swaps                  887,945

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $  8,298,735
Undistributed capital gains                                       49,394,028
                                                                ------------
Total undistributed earnings                                      57,692,763
Accumulated capital and other losses                                      --
Unrealized gains/(losses)                                        107,844,425
                                                                ------------
Total accumulated earnings/(losses)                              165,537,188
Other                                                                (80,731)
Paid-in capital                                                  642,822,029
                                                                ------------
                                                                $808,278,486
                                                                ============

Distributions during the fiscal years ended October 31, 2004 and October 31, 2003 were characterized for income tax purposes as follows:

                                                                    2004            2003
--------------------------------------------------------------------------------------------
Distributions paid from:
Net investment income                                           $ 99,594,856    $ 74,123,182
Capital gains                                                      5,444,071              --

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 44,833,669 shares outstanding at October 31, 2004. Calamos Advisors LLC owned 7,568 of the outstanding shares. Transactions in common shares were as follows:

                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
Beginning shares                                                   43,904,538          43,267,593
Shares sold                                                                --                  --
Shares issued through reinvestment of distributions                   929,131             636,945
                                                                   ----------          ----------
Ending shares                                                      44,833,669          43,904,538
                                                                   ==========          ==========

                         NOTES TO FINANCIAL STATEMENTS

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at October 31, 2004.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In creating a synthetic security, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 8 - PREFERRED SHARES
There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.03% to 1.95% for the year ended October 31, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 9 - INTEREST RATE TRANSACTIONS
The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of October 31, 2004 were as follows:

                                                                                                                     UNREALIZED
                                                  TERMINATION         NOTIONAL                                     APPRECIATION/
COUNTERPARTY                                         DATE           AMOUNT (000)    FIXED RATE    FLOATING RATE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch                                    July 3, 2006         $65,000         1.91%       1 month LIBOR      $  899,051
Merrill Lynch                                    July 3, 2007          65,000         2.33%       1 month LIBOR       1,230,695
Merrill Lynch                                    July 3, 2008          70,000         2.69%       1 month LIBOR       1,563,995
Merrill Lynch                                  November 28, 2006       60,000         2.82%       1 month LIBOR          70,398
Merrill Lynch                                  November 28, 2007       60,000         3.26%       1 month LIBOR       (137,298)
Merrill Lynch                                  November 28, 2008       60,000         3.60%       1 month LIBOR       (384,125)
                                                                                                                   --------------
                                                                                                                     $3,242,716
                                                                                                                     ==========

NOTE 10 - SECURITIES LENDING
During the year ended October 31, 2004, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager and security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At October 31, 2004, the Fund had securities valued at $215,013,508 on loan to broker-dealers and $219,477,373 in cash equivalent collateral.

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                  For the Year Ended
                                                                     October 31,             June 28, 2002*
                                                                ----------------------          through
                                                                  2004          2003        October 31, 2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  18.01      $  13.56          $  14.32(a)
                                                                --------      --------          --------
Income from investment operations:
 Net investment income (loss)                                       1.91          1.77(b)           0.39(c)
 Net realized and unrealized gain (loss) on investments,
  foreign currency and interest rate swaps                          0.52          4.38(b)          (0.77)
Dividends to preferred shareholders from
 Net investment income (common stock equivalent basis)             (0.11)        (0.06)            (0.01)
 Capital gains (common stock equivalent basis)                        --(d)         --                --
                                                                --------      --------          --------
 Total from investment operations                                   2.32          6.09             (0.39)
------------------------------------------------------------------------------------------------------------
Less dividends to common shareholders from
 Net investment income                                             (1.80)        (1.64)            (0.29)
 Capital gains                                                     (0.45)           --                --
Capital charge resulting from issuance of common and
 preferred shares                                                  (0.05)           --(d)          (0.08)
                                                                --------      --------          --------
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $  18.03      $  18.01          $  13.56
                                                                ========      ========          ========
 Market value, end of period                                    $  20.50      $  19.60          $  14.20
------------------------------------------------------------------------------------------------------------
Total investment return based on(e):
 Net asset value                                                   12.65%        46.48%            -3.33%
 Market value                                                      17.69%        52.22%            -3.33%
------------------------------------------------------------------------------------------------------------
Ratios and Supplementary Data:
Net assets applicable common shareholders, end of period
 (000's omitted)                                                $808,278      $790,764          $586,893
Preferred shares, at redemption value ($25,000 per share
 liquidation preference) (000's omitted)                        $384,000      $204,000          $204,000
Ratios to average net assets applicable to common
 shareholders:
 Net expenses(h)                                                    1.00%         0.86%             0.79%(f)
 Gross expenses prior waiver of expense by the advisor(h)           1.37%         1.18%             1.06%(f)
 Net investment income (loss)(h)                                   10.56%        10.89%(b)          8.21%(f)
 Preferred share dividends                                          0.65%         0.39%             0.23%(f)
 Net investment income, net of preferred share dividends            9.91%        10.50%(b)          7.99%(f)
Portfolio turnover rate                                               54%           42%                2%
Asset coverage per preferred share, at end of period(g)         $ 77,624      $121,907          $ 96,934
------------------------------------------------------------------------------------------------------------

*   Commencement of operations.
(a) Net of sales load of $.675 on initial shares issued and beginning net asset value of $14.325.
(b) Interest rate swap payments reclassified from net investment income (loss) to net realized and unrealized gain (loss) on investments, foreign currency and interest rate swaps.
(c) Based on average shares method.
(d) Amount equated to less than $0.005 per common share.
(e) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.
(f) Annualized.
(g) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.
(h) Does not reflect the effect of dividend payments to preferred shareholders.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Convertible Opportunities and Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Convertible Opportunities and Income Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the period ended October 31, 2002 were audited by other auditors whose report, dated December 16, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2004, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 21, 2004

                           TAX AND OTHER INFORMATION

                                  (UNAUDITED)

TAX INFORMATION. We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Fund hereby designates $5,444,071 as capital gain dividends for the fiscal year ended October 31, 2004.

Under Section 854(b)(2) of the Code, the Fund hereby designates $2,502,734, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended October 31, 2004.

Under Section 854(b)(2) of the Code, the Fund hereby designates 1.60% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2004.

RESULTS OF SHAREHOLDER MEETING. The Annual Meeting of Shareholders of the Fund was held on June 25, 2004 where shareholders voted on the elections of trustees. With regard to the election, each trustee standing for election was elected by the shareholders as follows:

                                                                     # OF COMMON
TRUSTEES                                                         AND PREFERRED SHARES
--------------------------------------------------------------------------------------
                                                                   FOR        WITHHELD
                                                                ----------    --------
Nick P. Calamos                                                 41,509,226    430,398
                                                                # OF PREFERRED SHARES
                                                                ----------------------
                                                                   FOR        WITHHELD
                                                                ----------    --------
Stephen B. Timbers                                                   5,157        910

The other trustees of the Fund whose terms did not expire in 2004 are John P. Calamos, Sr., Joe F. Hanauer, John E. Neal, Weston W. Marsh, and William R. Rybak.

INDEPENDENT AUDITOR CHANGE. Effective April 14, 2003, the Fund's Audit Committee of its board of trustees selected Deloitte & Touche LLP as the fund's independent auditor. Also, effective April 14, 2003, the client-auditor relationship between the fund and Ernst & Young LLP ceased. The cessation of this relationship was based on the desire to retain the same independent accountant for the fund as an affiliated closed-end fund and to diversify the expertise provided to the funds within the Calamos funds complex.

                              TRUSTEES & OFFICERS

The management of the Fund, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2004 each trustee's position(s) with the Fund, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Fund.

                                   POSITION(S) HELD WITH FUND   NUMBER OF PORTFOLIOS IN
NAME AND AGE AT                    AND DATE FIRST ELECTED OR        FUND COMPLEX(+)
OCTOBER 31, 2004                      APPOINTED TO OFFICE         OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF FUND:
John P. Calamos, Sr., 64*          Trustee and President                  12
                                   (since 2002)
Nick P. Calamos, 42*               Trustee and Vice President             12
                                   (since 2002)
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF FUND:
Joe F. Hanauer, 67                 Trustee (since 2002)                   12
Weston W. Marsh, 54                Trustee (since 2002)                   12
John E. Neal, 54                   Trustee (since 2002)                   12
William R. Rybak, 53               Trustee (since 2002)                   12
Stephen B. Timbers, 60             Trustee (since 2004)                   12


NAME AND AGE AT                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OCTOBER 31, 2004                          AND OTHER DIRECTORSHIPS HELD
-------------------------------  ----------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF FUND:
John P. Calamos, Sr., 64*        President and CEO, Calamos Asset Management,
                                 Inc. ("CAM"), Calamos Holdings LLC ("CHLLC"),
                                 Calamos Advisors LLC and its predecessor
                                 ("Calamos Advisors"), and Calamos Financial
                                 Services LLC and its predecessor ("CFS");
                                 Director, CAM
Nick P. Calamos, 42*             Senior Executive Vice President, CAM, CHLLC,
                                 Calamos Advisors, and CFS; Director, CAM
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF FUND:
Joe F. Hanauer, 67               Private Investor; Director, MAF Bancorp
                                 (banking), Chairman and Director,
                                 Homestore.com, Inc., (Internet provider of
                                 real estate information and products);
                                 Director, Combined Investments, L.P.
                                 (investment management)
Weston W. Marsh, 54              Partner, Freeborn & Peters (law firm)
John E. Neal, 54                 Private Investor; Managing Director, Bank One
                                 Capital Markets, Inc. (investment banking)
                                 (June 2004); Executive Vice President and Head
                                 of Real Estate Department, Bank One
                                 (1998-2000); Director, The Brickman Group,
                                 Ltd. (landscaping company)
William R. Rybak, 53             Private investor; formerly Executive Vice
                                 President and CFO, Van Kampen Investments,
                                 Inc. (investment management) prior thereto;
                                 Director, Private Bancorp, Inc.
Stephen B. Timbers, 60           Private investor; formerly Vice Chairman,
                                 Northern Trust Corporation (bank holding
                                 company); President and Chief Executive
                                 Officer, Northern Trust Global Investments,
                                 N.A. (investment management); formerly
                                 President, Northern Trust Global Investments,
                                 a division of Northern Trust Corporation, and
                                 Executive Vice President, The Northern Trust
                                 Corporation; Trustee, Northern Mutual Fund
                                 Complex** (registered investment companies)

* John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.
**  Overseeing 53 portfolios in fund complex.
(+) The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund and CALAMOS Strategic Total Return Fund.

Officers. Messrs. John Calamos and Nick Calamos are president and vice president of the Fund, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of October 31, 2004 each other officer's name, position with the Fund, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Fund. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE AT            POSITION(S) HELD WITH FUND AND DATE FIRST          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
OCTOBER 31, 2004                 ELECTED OR APPOINTED TO OFFICE                         AND OTHER DIRECTORSHIPS HELD
----------------          --------------------------------------------  ------------------------------------------------------------
Nimish S. Bhatt, 41       Treasurer (since 2004)                        Senior Vice President and Director of Operations, CAM,
                                                                        CHLLC, Calamos Advisors and CFS (since 2004); Senior Vice
                                                                        President, Alternative Investments and Tax Services of
                                                                        BISYS, prior thereto
Patrick H. Dudasik, 49    Vice President (since 2002)                   Executive Vice President, Chief Financial Officer and
                                                                        Administrative Officer, and Treasurer of CAM and CHLLC
                                                                        (since 2004), Calamos Advisors and CFS (since 2001); Chief
                                                                        Financial Officer, David Gomez and Assoc., Inc. (1998-2001);
                                                                        and Chief Financial Officer, Scudder Kemper Investments,
                                                                        Inc., prior thereto
James S. Hamman, Jr., 34  Secretary (since 2002)                        Executive Vice President, Secretary, and General Counsel,
                                                                        CAM and CHLLC (since 2004), Calamos Advisors and CFS (since
                                                                        1998)
Michael Ciotola, 36       Assistant Treasurer (since 2004)              Manager of Mutual Fund Operations, Calamos Advisors (since
                                                                        2004); Director of Financial Services, BISYS Fund Services,
                                                                        Inc. (2003-2004); Various positions within BISYS (prior
                                                                        thereto)
Ian J. McPheron, 33       Assistant Secretary (since 2003)              Associate Counsel, Calamos Advisors and CFS (since 2004);
                                                                        Associate Counsel and Director of Compliance, Calamos
                                                                        Advisors and CFS (2002-2004); Associate, Gardner, Carton &
                                                                        Douglas (law firm) (2002); Vice President, Associate General
                                                                        Counsel and Assistant Secretary, Van Kampen Investments,
                                                                        Inc. (2000-2002); Associate, Wildman, Harrold, Allen & Dixon
                                                                        (law firm) (1997-2000)

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 1111 E. Warrenville Road, Naperville, IL 60563-1463

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ADVISORS LLC
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    FUND ACCOUNTING AGENT/ADMINISTRATOR
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02111

    CUSTODIAN AND TRANSFER AGENT
    The Bank of New York
    P.O. Box 11258
    Church Street Station
    New York, NY 10286
    800.524.4458

    INDEPENDENT AUDITORS
    Deloitte & Touche LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC
    Chicago, IL

A description of the CALAMOS Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the CALAMOS website at www.calamos.com, or by writing CALAMOS at: CALAMOS Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Fund's proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing CALAMOS Investments and by visiting the SEC website at http://www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing CALAMOS Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Fund. The views expressed in this report reflect those of CALAMOS ADVISORS LLC only through October 31, 2004. The manager's views are subject to change at any time based on market and other conditions.

[RECYCLED LOGO]                                                       1790 10/04

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has two audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $25,000 and $30,500 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $13,000 and $29,917 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $13,675 and $6,079 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $5,250 and $7,500 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph
(a)-(c) of this Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $18,925 and $13,579 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $75,500 and $58,000 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, Weston W. Marsh, William R. Rybak and Stephen B. Timbers.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors, LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM 8.  PURCHASES OF EQUITY SECURITIES

                    REGISTRANT PURCHASES OF EQUITY SECURITIES


----------------------- --------------------- -------------------- --------------------- --------------------
PERIOD                  (A) TOTAL NUMBER OF   (B)AVERAGE PRICE     (C) TOTAL NUMBER OF   (D) MAXIMUM NUMBER
                        SHARES (OR            PAID PER SHARE (OR   SHARES (OR UNITS)     (OR APPROXIMATE
                        UNITS)PURCHASED       UNIT)                PURCHASED AS PART     DOLLAR VALUE) OF
                                                                   OF PUBLICLY           SHARES (OR UNITS)
                                                                   ANNOUNCED PLANS OR    THAT MAY YET BE
                                                                   PROGRAMS              PURCHASED UNDER
                                                                                         THE PLANS OR
                                                                                         PROGRAMS
----------------------- --------------------- -------------------- --------------------- --------------------
MAY 1-MAY 30, 2004      5000*                 $16.80               N/A                   N/A
----------------------- --------------------- -------------------- --------------------- --------------------


* Shares acquired on the open market.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 10.  CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Description of Proxy Voting Policies and Procedures

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: